Columbia Variable Portfolio – Select Short Corporate Income Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Select Short Corporate Income Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 87.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 7.3%
BAE Systems PLC(a)
03/26/2029	5.125%	3,416,000	3,486,312
Boeing Co. (The)
05/01/2029	6.298%	2,615,000	2,747,350
L3Harris Technologies, Inc.
01/15/2027	5.400%	6,044,000	6,092,913
06/01/2029	5.050%	1,425,000	1,449,732
Northrop Grumman Corp.
02/01/2027	3.200%	5,146,000	5,106,985
United Technologies Corp.
11/16/2028	4.125%	5,256,000	5,235,272
Total			24,118,564
Banking 17.6%
Bank of America Corp.(b)
10/24/2031	1.922%	8,833,000	7,825,597
02/06/2032	4.456%	1,324,000	1,306,931
Citigroup, Inc.(b)
09/11/2031	4.503%	6,018,000	5,946,058
Goldman Sachs Group, Inc. (The)(b)
10/21/2031	4.369%	3,286,000	3,221,623
01/21/2032	4.516%	3,006,000	2,960,961
HSBC Holdings PLC(b)
03/10/2032	4.675%	7,279,000	7,178,138
JPMorgan Chase & Co.(b)
10/22/2031	4.255%	4,485,000	4,415,244
01/22/2032	4.347%	6,337,000	6,247,008
Morgan Stanley(b)
01/16/2032	4.493%	2,647,000	2,603,501
03/12/2032	4.708%	7,585,000	7,533,686
Morgan Stanley Private Bank(b)
11/19/2031	4.465%	2,466,000	2,428,265
PNC Financial Services Group, Inc. (The)(b)
05/13/2031	4.899%	1,257,000	1,264,291
Royal Bank of Canada(b)
08/06/2031	4.696%	2,940,000	2,935,511
Wells Fargo & Co.(b)
03/02/2033	3.350%	2,165,000	1,986,302
Total			57,853,116
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.4%
JH North America Holdings, Inc.(a)
01/31/2031	5.875%	325,000	323,917
07/31/2032	6.125%	1,128,000	1,126,448
Total			1,450,365
Cable and Satellite 0.8%
Charter Communications Operating LLC/Capital
04/01/2031	2.800%	2,789,000	2,503,105
Chemicals 1.5%
LYB Finance Co. BV(a)
03/15/2027	8.100%	2,144,000	2,216,245
LYB International Finance III LLC
01/15/2031	5.125%	2,747,000	2,750,510
Total			4,966,755
Diversified Manufacturing 0.9%
Eaton Corp.
03/06/2031	4.200%	2,858,000	2,817,962
Electric 8.9%
AEP Texas, Inc.
07/01/2030	2.100%	2,845,000	2,576,196
Emera US Finance LP
06/15/2026	3.550%	4,443,000	4,429,764
Eversource Energy
08/15/2030	1.650%	3,307,000	2,903,304
FirstEnergy Transmission LLC
01/15/2030	4.550%	3,441,000	3,437,702
NRG Energy, Inc.(a)
12/02/2027	2.450%	3,190,000	3,072,858
Oncor Electric Delivery Co. LLC(a)
03/15/2031	4.500%	3,310,000	3,292,298
Pacific Gas and Electric Co.
06/15/2028	3.000%	4,331,000	4,187,454
WEC Energy Group, Inc.
09/12/2026	5.600%	807,000	810,949
Xcel Energy, Inc.
12/01/2029	2.600%	4,793,000	4,479,311
Total			29,189,836
Food and Beverage 12.0%
Bacardi-Martini BV(a)
02/01/2030	5.550%	7,938,000	8,101,184

Columbia Variable Portfolio – Select Short Corporate Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Short Corporate Income Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diageo Capital PLC
10/05/2026	5.375%	6,777,000	6,809,059
General Mills, Inc.
01/30/2027	4.700%	2,742,000	2,745,073
Heineken NV(a)
01/29/2028	3.500%	4,909,000	4,834,473
Keurig Dr Pepper, Inc.
03/15/2027	5.100%	4,916,000	4,933,770
Kraft Heinz Foods Co.
04/01/2030	3.750%	4,246,000	4,109,349
Mars, Inc.(a)
03/01/2030	4.800%	2,555,000	2,581,663
Mondelez International, Inc.
03/17/2027	2.625%	2,118,000	2,086,001
Tyson Foods, Inc.
06/02/2027	3.550%	3,321,000	3,289,799
Total			39,490,371
Health Care 4.8%
Abbott Laboratories
03/15/2031	4.000%	4,996,000	4,914,784
CVS Health Corp.
04/01/2030	3.750%	1,250,000	1,208,409
GE HealthCare Technologies, Inc.
12/15/2028	4.150%	1,513,000	1,502,878
HCA, Inc.
03/15/2027	3.125%	2,248,000	2,219,633
09/01/2030	3.500%	3,367,000	3,197,166
Thermo Fisher Scientific, Inc.
02/12/2031	4.215%	2,896,000	2,865,438
Total			15,908,308
Healthcare Insurance 2.0%
UnitedHealth Group, Inc.
12/15/2028	3.875%	4,275,000	4,232,629
05/15/2030	2.000%	2,397,000	2,171,349
Total			6,403,978
Independent Energy 0.7%
Woodside Finance Ltd.
05/19/2030	5.400%	2,327,000	2,375,889
Integrated Energy 1.0%
BP Capital Markets America, Inc.
11/17/2027	5.017%	3,215,000	3,258,962
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 6.4%
Corebridge Global Funding(a)
08/21/2028	4.250%	1,541,000	1,530,708
Met Tower Global Funding(a)
09/16/2030	4.200%	622,000	610,513
New York Life Global Funding(a)
12/05/2029	4.600%	1,462,000	1,468,729
Northwestern Mutual Global Funding(a)
05/28/2031	5.160%	3,613,000	3,694,207
Pacific Life Global Funding II(a)
01/11/2032	2.450%	2,413,000	2,136,463
Principal Life Global Funding II(a)
11/27/2029	4.950%	9,740,000	9,836,859
Voya Financial, Inc.
06/15/2026	3.650%	1,645,000	1,641,265
Total			20,918,744
Media and Entertainment 0.5%
Meta Platforms, Inc.
11/15/2030	4.200%	770,000	762,058
11/15/2035	4.875%	903,000	885,670
Total			1,647,728
Midstream 5.4%
Colorado Interstate Gas Co. LLC/Issuing Corp.(a)
08/15/2026	4.150%	9,260,000	9,239,530
Enbridge, Inc.
02/15/2031	4.500%	3,328,000	3,292,499
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	3,975,000	3,976,255
Western Midstream Operating LP
03/01/2031	4.800%	1,399,000	1,385,405
Total			17,893,689
Natural Gas 0.9%
NiSource, Inc.
07/01/2029	5.200%	3,011,000	3,072,454
Pharmaceuticals 3.2%
AbbVie, Inc.
03/03/2028	3.775%	3,350,000	3,326,858
Amgen, Inc.
03/02/2030	5.250%	1,286,000	1,320,997
Merck & Co., Inc.
03/15/2031	4.150%	2,847,000	2,815,084
Columbia Variable Portfolio – Select Short Corporate Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Short Corporate Income Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Novartis Capital Corp.
03/16/2029	4.100%	3,210,000	3,206,799
Total			10,669,738
Railroads 0.9%
Canadian Pacific Railway Co.
03/15/2029	4.000%	661,000	653,471
12/02/2031	2.450%	2,582,000	2,293,752
Total			2,947,223
Retailers 2.1%
Amazon.com, Inc.
03/13/2031	4.250%	5,060,000	5,021,517
Lowe’s Cos, Inc.
10/15/2028	4.000%	2,003,000	1,985,829
Total			7,007,346
Technology 6.2%
Alphabet, Inc.
02/15/2031	4.100%	5,118,000	5,081,497
Fidelity National Information Services, Inc.
03/10/2029	4.550%	3,348,000	3,331,588
Foundry JV Holdco LLC(a)
01/25/2031	5.500%	4,221,000	4,313,558
Intel Corp.
11/15/2029	2.450%	1,035,000	960,525
International Business Machines Corp.
02/10/2028	4.650%	1,585,000	1,594,930
Oracle Corp.
02/04/2031	4.950%	1,634,000	1,599,421
09/26/2032	4.800%	3,795,000	3,610,949
Total			20,492,468
Transportation Services 0.4%
ERAC USA Finance LLC(a)
05/01/2028	4.600%	1,215,000	1,220,521
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 3.3%
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2028	5.152%	4,412,800	4,431,250
T-Mobile US, Inc.
04/15/2027	3.750%	3,967,000	3,943,004
04/15/2030	3.875%	2,621,000	2,551,619
Total			10,925,873
Wirelines 0.5%
AT&T, Inc.
06/01/2027	2.300%	1,696,000	1,658,368
Total Corporate Bonds & Notes (Cost $289,310,540)			288,791,363

U.S. Treasury Obligations 6.3%

U.S. Treasury
06/30/2026	0.875%	6,730,000	6,682,154
06/30/2028	4.000%	8,532,000	8,567,994
07/31/2030	3.875%	350,000	349,426
12/31/2031	4.500%	4,783,000	4,897,344
Total U.S. Treasury Obligations (Cost $20,391,877)			20,496,918

Money Market Funds 3.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(c),(d)	12,571,891	12,566,862
Total Money Market Funds (Cost $12,567,544)		12,566,862
Total Investments in Securities (Cost: $322,269,961)		321,855,143
Other Assets & Liabilities, Net		7,402,776
Net Assets		329,257,919
At March 31, 2026, securities and/or cash totaling $814,486 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	475	06/2026	USD	98,536,523	—	(663,260)

Columbia Variable Portfolio – Select Short Corporate Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Short Corporate Income Fund, March 31, 2026 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(63)	06/2026	USD	(6,995,953)	143,137	—
U.S. Treasury 10-Year Note	(5)	06/2026	USD	(555,234)	—	(2,587)
U.S. Treasury 5-Year Note	(343)	06/2026	USD	(37,105,633)	461,727	—
U.S. Treasury Ultra 10-Year Note	(7)	06/2026	USD	(794,609)	17,810	—
Total					622,674	(2,587)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2026, the total value of these securities amounted to $67,517,736, which represents 20.51% of total net assets.

(b)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2026.

(c)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	8,655,463	82,110,458	(78,198,322)	(737)	12,566,862	(2,923)	178,294	12,571,891
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Variable Portfolio – Select Short Corporate Income Fund  | 2026

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